CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other income
Revenues	€ 17,477	€ 12,179	€ 4,194
Other income	5,686	6,635	4,307
Total revenues and other income	23,163	18,814	8,501
Research and development costs	(110,012)	(60,469)	(48,452)
Marketing - Business development expenses	(1,980)	(2,583)	(364)
General and administrative expenses	(13,837)	(12,912)	(11,155)
Other operating income (expenses)	(44)	40	(644)
Operating profit (loss)	(102,709)	(57,110)	(52,114)
Financial income	1,788	4,923	5,478
Financial expenses	(6,882)	(2,107)	(2,635)
Financial income (loss)	(5,095)	2,816	2,842
Share of net loss - Equity method	(2,015)
Income tax	(607)	20	(364)
Net loss for the period	€ (110,426)	€ (54,274)	€ (49,635)
Basic loss per share	€ (2.43)	€ (1.31)	€ (1.27)
Diluted loss per share	€ (2.43)	€ (1.31)	€ (1.27)
Weighted average number of shares outstanding used to calculate basic loss per share	45,351,799	41,449,732	39,168,152
Weighted average number of shares outstanding used to calculate diluted loss per share	45,351,799	41,449,732	39,168,152